Discontinued Operations (Details Narrative) - DenseLight [Member] - USD ($)						1 Months Ended	12 Months Ended
	Jul. 03, 2020	Jun. 29, 2020	Mar. 30, 2020	Feb. 14, 2020	Nov. 08, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Proportion of ownership interest in subsidiary, sold					100.00%
Cash flows from losing control of subsidiaries or other businesses					$ 26,000,000
Disposal of Major Subsidiary [Member]
Cash flows from losing control of subsidiaries or other businesses	$ 1,000,000	$ 1,500,000	$ 8,250,000	$ 4,750,000	$ 8,000,000	$ 2,000,000
Credit loss							$ 2,500,000